Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	August/September, 2010
Distribution Date	10/15/10
Transaction Month	1
30/360 Days	49
Actual/360 Days	50

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WAM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$267,000,000.00	1.0000000	$185,798,911.97	0.6958761	$81,201,088.03
Class A-2 Notes	$267,000,000.00	1.0000000	$267,000,000.00	1.0000000	$-
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$1,171,300,000.00	1.0000000	$1,090,098,911.97	0.9306744	$81,201,088.03

Weighted Avg. Coupon (WAC)	4.69%		4.69%
Weighted Avg. Remaining Maturity (WARM)	60.87		59.40
Pool Receivables Balance	$1,342,974,850.47		$1,267,630,454.90
Remaining Number of Receivables	79,332		76,839

Adjusted Pool Balance	$1,305,852,694.83		$1,231,709,379.68

III. COLLECTIONS

Principal:
Principal Collections					$75,284,526.60
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$15,915.55
Total Principal Collections					$75,300,442.15

Interest:
Interest Collections					$9,297,421.17
Late Fees & Other Charges					$69,790.50
Interest on Repurchase Principal					$-
Total Interest Collections					$9,367,211.67

Collection Account Interest					$54.20
Reserve Account Interest					$10.73
Servicer Advances					$-

Total Collections					$84,667,718.75

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	August/September, 2010
Distribution Date	10/15/10
Transaction Month	1
30/360 Days	49
Actual/360 Days	50

IV. DISTRIBUTIONS

Total Collections	$84,667,718.75
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$84,667,718.75

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$2,014,462.28		$2,014,462.28	$2,014,462.28
Collection Account Interest					$54.20
Late Fees & Other Charges					$69,790.50
Total due to Servicer					$2,084,306.98

3. Class A Noteholders Interest:
Class A-1 Notes		$137,657.04		$137,657.04
Class A-2 Notes		$207,147.50		$207,147.50
Class A-3 Notes		$553,196.39		$553,196.39
Class A-4 Notes		$484,322.81		$484,322.81

Total interest:		$1,382,323.74		$1,382,323.74	$1,382,323.74

Available Funds Remaining:					$81,201,088.03

4. Principal Distribution Amount:			$81,201,088.03

	Distributable Amount	Paid Amount
Class A-1 Notes		$81,201,088.03
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	111,659,216.90	$81,201,088.03
Total Noteholders Principal		$81,201,088.03

5. Available Amounts Remaining to reserve account	0.00

11. Trustee Expenses	0.00

12. Remaining Available Collections Released to Certificateholder	0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$37,122,155.64
Beginning Period Amount	$37,122,155.64
Current Period Amortization	$1,201,080.42
Ending Period Required Amount	$35,921,075.22
Ending Period Amount	$35,921,075.22
Next Distribution Date Required Amount	$34,738,772.28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$134,552,694.83	$141,610,467.71	$172,068,596.58
Overcollateralization as a % of Adjusted Pool		10.30%	11.50%	13.97%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	August/September, 2010
Distribution Date	10/15/10
Transaction Month	1
30/360 Days	49
Actual/360 Days	50

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.44%	76,405	99.59%	$1,262,385,347.17
30 - 60 Days	0.50%	386	0.36%	$4,583,153.72
61 - 90 Days	0.06%	47	0.05%	$661,954.01
91 + Days	0.00%	1	0.00%	$-
		76,839		$1,267,630,454.90
Total
Delinquent Receivables 61 + days past due	0.06%	48	0.05%	$661,954.01
Delinquent Receivables 61 + days past due	0.00%	0	0.00%	$-
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.00%	0	0.00%	$-
Three-Month Average Delinquency Ratio	0.02%		0.02%

Repossession in Current Period		15		$462,843.58
Repossession Inventory		22		$424,272.36

Charge-Offs
Gross Principal of Charge-Off for Current Period				$59,868.97
Recoveries				$(15,915.55)
Net Charge-offs for Current Period				$43,953.42

Beginning Pool Balance for Current Period				$1,342,974,850.47

Net Loss Ratio				0.04%
Net Loss Ratio for 1st Preceding Collection Period				0.00%
Net Loss Ratio for 2nd Preceding Collection Period				0.00%
Three-Month Average Net Loss Ratio for Current Period				0.01%

Cumulative Net Losses for All Periods				$43,953.42
Cumulative Net Losses as a % of Initial Pool Balance				0.00%

Principal Balance of Extensions				$2,063,763.82
Number of Extensions				210

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